PAINEWEBBER MID CAP FUND                                           ANNUAL REPORT

PERFORMANCE AT A GLANCE

-------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber Mid Cap Fund
(A) and the S&P 400 Mid Cap Index.

                                   [CHART]




                        S&P 400       PaineWebber
                     Mid Cap Index  Mid Cap Fund (A)

             4/7/92   $ 9,881        $ 9,550
                        9,974          9,280
             8/31/92    9,927          8,950
                       10,883         10,100
             2/28/93   11,229         10,150
                       11,829         10,780
             8/31/93   12,355         11,400
                       12,249         11,560
             2/28/94   12,930         12,330
                       12,305         11,640
             8/31/94   12,927         12,280
                       12,927         11,710
             2/28/95   13,142         12,506
                       13,142         12,857
             8/31/95   15,578         14,794
                       15,578         15,577
             2/29/96   16,975         16,245
                       16,975         18,008
             8/31/96   17,429         16,889
                       17,429         18,430
             2/28/97   19,850         17,629
                       21,202         19,097
             8/31/97   23,926         21,214
                       24,559         20,749
             2/28/98   27,100         22,336
                       27,542         21,778
             8/31/98  $21,682        $16,913


The graph depicts the performance of PaineWebber Mid Cap Fund (A) versus the S&P 400 Mid Cap Index. It is important to note PaineWebber Mid Cap Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Past performance is not predictive of future performance.

The performance of the classes will vary based on the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.


AVERAGE ANNUAL TOTAL RETURN


                                                One Year       Five Years   Commencement of
                                                 Ended           Ended        Operations
                                                8/31/98         8/31/98    Through 8/31/98****
                               Class A*         -20.28%          8.21%           9.33%
% Return Without Deducting     Class B**        -20.91%          7.39%           8.50%
   Maximum Sales Charge        Class C***       -20.89%          7.38%          10.14%

                               Class A*         -23.88%          7.21%           8.55%
% Return After Deducting       Class B**        -23.20%          7.18%           8.50%
 Maximum Sales Charge          Class C***       -21.33%          7.38%          10.14%


* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 services fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 services fees.

**** Commencement of issuance was April 7, 1992 for Class A and Class B shares and July 2, 1992 for Class C shares.

The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs sponsored by PaineWebber that may invest in PaineWebber mutual funds. Since inception on March 17, 1998 to August 31, 1998, Class Y shares have lost 26.82%. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ANNUAL REPORT


                                                              October 15, 1998

Dear Shareholder,

   We are pleased to present you with the annual report for the PaineWebber Mid Cap Fund (the "Fund"), covering the five months ended August 31, 1998. Since the last annual report for the fiscal year ended March 31, 1998, the Fund's fiscal year-end has changed to August 31. Therefore, the next semiannual report will cover the six-month period ending February 28, 1999.


GENERAL MARKET OVERVIEW
[PICTURE]
-------------------------------------------------------------------------------

The Fund's fiscal year ended on a tumultuous note as investors reacted to global uncertainty by pulling money out of the stock market. Concerns about exposure to over-leveraged hedge funds and emerging markets caused a sell-off in financial stocks as investors backed away from credit-quality and liquidity problems. Weakness in global markets also hurt economically sensitive companies in the United States as concern spread about a potential pullback of consumer spending. Mid-cap and small-cap stocks generally lagged large caps, reflecting intense liquidity pressures. As stocks became more volatile, investors shifted some of their assets into bonds, causing yields to fall and prices to rise.

PORTFOLIO REVIEW
[PICTURE]
-------------------------------------------------------------------------------

PERFORMANCE

Total return (the net asset value change with dividends reinvested) for the five months ended August 31, 1998: Class A shares lost 27.31%, Class B shares lost 27.54%, Class C shares lost 27.58% and Class Y shares lost 27.31%, without deducting sales charges.

The Fund's total return may be lower for shareowners that purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 30.60%, Class B shares lost 30.19% and Class C shares lost 28.09%. Class Y shares are not subject to sales charges.

PORTFOLIO
HIGHLIGHTS

When Mitchell Hutchins took over day-to-day management of the Fund on May 1, it held more than 140 stocks -- a few very large positions such as WorldCom Inc. (4.3% of net assets), and numerous small positions. We immediately cut the total number of stocks and reduced the larger cap and oversized positions. By August 31, the Fund held about 108 stocks and its biggest position was Tele-Communications, Inc.(1.8%).1

The Fund was trimmed to better conform to its new investment discipline -- a combination of the Mitchell Hutchins Factor Valuation Model and fundamental analysis of companies highlighted by the Model. We adjusted sector weightings to bring them closer into line with the Fund's benchmark, the S&P 400 Mid Cap Index. We then began to apply our new investment policy to

PAINEWEBBER
MID CAP FUND
FUND PROFILE

[ARROW] GOAL:
Long-term capital appreciation

[ARROW] Portfolio Managers:
        Mark A. Tincher, Christopher G. Altschul and Antony J. Scott, Mitchell Hutchins Asset Management Inc.

[ARROW] Total Net Assets:
        $162.6 million as of August 31, 1998

[ARROW] Dividend Payments:
        Annually

PAINEWEBBER
MID CAP FUND

Top 10 Holdings
August 31, 1998(1)

Tele-Communications Inc.        1.8%

Food Lion Inc.                  1.6%

Federal Mogul Corp.             1.6%

Commerce Bancorp Inc.           1.6%

Watson Pharmaceuticals, Inc.    1.5%

Mutual Risk Management Ltd.     1.5%

Universal Corp.                 1.5%

Minnesota Power & Light Co.     1.4%

Westamerica Bancorporation      1.4%

Protective Life Corp.           1.4%


(1) Unless otherwise noted, all portfolio weightings represent percentages of net assets as of August 31, 1998. The Fund is actively managed and all holdings are subject to change.

PAINEWEBBER MID CAP FUND                                          ANNUAL REPORT

sector weightings. We intend to over- or underweight sectors depending on our assessment of relative attractiveness.

We are moving to stocks that the Factor Valuation Model has identified as attractive. Among the companies we like are Food Lion Inc. (1.6%), a grocery store chain in the mid-Atlantic states, and Commerce Bancorp. Inc. (1.6%), a New Jersey regional bank benefiting from consolidation within the banking industry.

During the period the Fund was moderately overweighted in consumer cyclicals and financial stocks because of attractive valuations. Both sectors weakened in August and hurt the Fund's performance.

As of August 31, the Fund's largest sector weightings were in consumer cyclicals (23.7%) and technology (20.6%). The consumer cyclical position included Federal Mogul Corp. (1.6%) and Borg Warner Automotive Inc. (0.9%), both value-oriented auto parts suppliers standing to benefit from continued consolidation of the sector. Another holding, Maytag Corp. (1.1%), has benefited from the strength of mortgage refinancing. The Fund's technology holdings included Compuware Corp. (1.3%) and BMC Software Inc. (1.2%), both makers of software for managing computer systems.

The Fund retains a few stocks from the previous sub-adviser. Even though they are not "Model" names, these stocks fit well enough into our strategy that we are comfortable holding them.


OUTLOOK
[PICTURE]
--------------------------------------------------------------------------------

It seems likely that we will encounter more volatility over the next six months -- emerging market and hedge fund pressures are not likely to subside quickly. We intend to maintain a defensive posture, perhaps adding to utilities and buying stocks with lower-than-market valuations and little or no exposure to emerging markets or hedge funds. It is our view that investors eventually will seek out those sectors of the market that offer good value, such as small- and mid-cap companies, once the larger cap stocks fully correct.

We may further reduce our exposure to airlines and increase exposure to energy stocks. If energy prices show an upward bias as we expect, then airline earnings should fall. Earnings in the two industries tend to move counter to each other, and it is possible to benefit from rising or falling energy prices by gradually adjusting the mix of airline and energy stocks.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

PAINEWEBBER
MID CAP FUND

[BAR GRAPH]

Top Five Sectors
August 31, 1998(1)

Consumer cyclicals     23.7%

Technology             20.6%

Financial Services     18.2%

Capital goods           6.8%

Transportation          4.8%

ANNUAL REPORT


For a quarterly Fund Profile on PaineWebber Mid Cap Fund or another fund in the PaineWebber Family of Funds,(2) please contact your investment executive.


Sincerely,

/s/ Margo Alexander                      /s/ Mark A. Tincher
------------------------------------     ---------------------------------
MARGO ALEXANDER                          MARK A. TINCHER
President,                               Managing Director and
Mitchell Hutchins Asset Management Inc.  Chief Investment Officer--Equities
                                         Mitchell Hutchins Asset Management Inc.
                                         Portfolio Manager, PaineWebber Mid
                                         Cap Fund

/s/ Christopher G. Altschul              /s/ Antony J. Scott
------------------------------------     ----------------------------------
CHRISTOPHER G. ALTSCHUL                  ANTONY J. SCOTT
First Vice President                     First Vice President
Mitchell Hutchins Asset Management Inc.  Mitchell Hutchins Asset Management Inc.
Portfolio Manager/Research Analyst,      Portfolio Manager/Research Analyst,
PaineWebber Mid Cap Fund                 PaineWebber Mid Cap Fund

(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

    This letter is intended to assist shareholders in understanding how the Fund performed during the five-month period ended August 31, 1998, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

PAINEWEBBER MID CAP FUND

PERFORMANCE RESULTS (unaudited)


                                         Net Asset Value                               Total Return(1)
                             ----------------------------------------       -----------------------------------
                                                                              12 Months            5 months
                             08/31/98        03/31/98        08/31/97       Ended 08/31/98       Ended 08/31/98
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                $7.97           $15.00          $17.34              (20.28)%           (27.31)%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                 7.99            15.07           17.48              (20.91)            (27.54)
---------------------------------------------------------------------------------------------------------------------------
Class C Shares                 7.26            14.07           16.55              (20.89)            (27.58)
---------------------------------------------------------------------------------------------------------------------------


Performance Summary Class A Shares

                                  Net Asset Value
                             -----------------------        Capital Gains      Dividends              Total
Period Covered               Beginning        Ending         Distributed         Paid                Return(1)
---------------------------------------------------------------------------------------------------------------------------
04/07/92-12/31/92            $ 9.55           $10.50            --                --                   9.95%
---------------------------------------------------------------------------------------------------------------------------
1993                          10.50            12.19            --                --                  16.10
---------------------------------------------------------------------------------------------------------------------------
1994                          12.19            11.98          $ 0.0433            --                  (1.36)
---------------------------------------------------------------------------------------------------------------------------
1995                          11.98            14.67            0.7480            --                  28.79
---------------------------------------------------------------------------------------------------------------------------
1996                          14.67            14.92            2.3244            --                  17.87
---------------------------------------------------------------------------------------------------------------------------
1997                          14.92            13.55            3.4608            --                  15.14
---------------------------------------------------------------------------------------------------------------------------
01/01/98-08/31/98             13.55             7.97            3.8500            --                 (19.53)
---------------------------------------------------------------------------------------------------------------------------
                                                      Totals: $10.4265           $0.0000
---------------------------------------------------------------------------------------------------------------------------
                                                                          Cumulative Total Return
                                                                             as of 08/31/98:          77.09%
---------------------------------------------------------------------------------------------------------------------------


Performance Summary Class B Shares

                                  Net Asset Value
                             -----------------------        Capital Gains      Dividends              Total
Period Covered               Beginning        Ending         Distributed         Paid                Return(1)
---------------------------------------------------------------------------------------------------------------------------
04/07/92-12/31/92            $10.00           $10.93             --               --                   9.30%
---------------------------------------------------------------------------------------------------------------------------
1993                          10.93            12.59             --               --                  15.19
---------------------------------------------------------------------------------------------------------------------------
1994                          12.59            12.28          $ 0.0433            --                  (2.03)
---------------------------------------------------------------------------------------------------------------------------
1995                          12.28            14.94            0.7480            --                  27.73
---------------------------------------------------------------------------------------------------------------------------
1996                          14.94            15.11            2.3244            --                  17.01
---------------------------------------------------------------------------------------------------------------------------
1997                          15.11            13.64            3.4608            --                  14.28
---------------------------------------------------------------------------------------------------------------------------
01/01/98-08/31/98             13.64             7.99            3.8500            --                 (19.94)
---------------------------------------------------------------------------------------------------------------------------
                                                      Totals: $10.4265           $0.0000
---------------------------------------------------------------------------------------------------------------------------
                                                                          Cumulative Total Return
                                                                             as of 08/31/98:          68.66%
---------------------------------------------------------------------------------------------------------------------------


Performance Summary Class C Shares

                                  Net Asset Value
                             -----------------------        Capital Gains      Dividends              Total
Period Covered               Beginning        Ending         Distributed         Paid                Return(1)
---------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92            $ 8.89           $10.46             --               --                  17.66%
---------------------------------------------------------------------------------------------------------------------------
1993                          10.46            12.05             --               --                  15.20
---------------------------------------------------------------------------------------------------------------------------
1994                          12.05            11.75          $ 0.0433            --                  (2.13)
---------------------------------------------------------------------------------------------------------------------------
1995                          11.75            14.26            0.7480            --                  27.82
---------------------------------------------------------------------------------------------------------------------------
1996                          14.26            14.31            2.3244            --                  16.98
---------------------------------------------------------------------------------------------------------------------------
1997                          14.31            12.74            3.4608            --                  14.39
---------------------------------------------------------------------------------------------------------------------------
01/01/98-08/31/98             12.74             7.26            3.8500            --                 (20.02)
---------------------------------------------------------------------------------------------------------------------------
                                                      Totals: $10.4265           $0.0000
---------------------------------------------------------------------------------------------------------------------------
                                                                          Cumulative Total Return
                                                                             as of 08/31/98:          81.48%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

     Note: The Fund offers Class Y Shares to a limited group of investors including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the five months ended August 31, 1998, and since March 17, 1998 (commencement of issuance) through August 31, 1998, Class Y Shares had a total return of (27.31)% and (26.82)%. Class Y Shares do not have initial or contingent deferred sales charges or ongoing distribution or service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER MID CAP FUND

PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 1998


  Number of
   Shares                                      Value
   ------                                      -----


COMMON STOCK--93.93%

Airlines--3.86%
  24,000    Alaska Air Group Inc..........$   934,500
  40,000    Comair Holdings Inc...........  1,017,500
  50,000    Northwest Airlines Corp.*.....  1,390,625
  30,000    UAL Corp.*....................  1,809,375
  19,200    US Airways Group, Inc.*.......  1,118,400
                                          -----------
                                            6,270,400
                                          -----------
Apparel, Retail--0.95%
  69,200    TJX Companies, Inc............  1,544,025
                                          -----------

Apparel, Textiles--0.55%
  30,000    Westpoint Stevens Inc.*.......    888,750
                                          -----------

Banks--5.23%
  75,000    Commerce Bancorp, Inc.........  2,634,375
   4,000    M & T Bank Corp.*.............  1,640,000
  95,000    Westamerica Bancorporation....  2,303,750
  50,000    Zions Bancorporation..........  1,918,750
                                          -----------
                                            8,496,875
                                          -----------

Chemicals--1.45%
  46,900    Crompton & Knowles Corp.......    685,913
 130,000    W.R. Grace & Co.*.............  1,673,750
                                          -----------
                                            2,359,663
                                          -----------

Computer Hardware--2.68%
  46,900    Ascend Communications Inc.*...  1,641,500
  20,000    EMC Corp.*....................    903,750
 265,600    Maxtor Corp.*.................  1,809,400
                                          -----------
                                            4,354,650
                                          -----------

Computer Software--6.94%
  40,000    Autodesk, Inc.................    935,000
  47,000    BMC Software Inc.*............  1,988,687
  93,600    Cadence Design Systems Inc.*..  1,977,300
  46,600    Compuware Corp.*..............  2,117,387
  56,025    Harbinger Corp.*..............    385,172
  60,000    Networks Associated Inc.* (1).  1,935,000
  48,000    Peoplesoft Inc.*..............  1,350,000
  29,000    Sterling Software Inc.*.......    596,313
                                          -----------
                                           11,284,859
                                          -----------

Consumer Durables--3.43%
 125,000    Dal-Tile International Inc.*..  1,062,500
  20,000    Furniture Brands International
              Inc.*.......................    447,500
  68,200    Interface, Inc................    835,450
  40,000    Maytag Corp...................  1,725,000
 100,000    Shaw Industries Inc...........  1,512,500
                                          -----------
                                            5,582,950
                                          -----------

Defense/Aerospace--2.72%

  53,700    Gulfstream Aerospace Corp.*... $1,886,212
  40,000    Lucasvarity PLC...............  1,405,000
  30,000    Precision Castparts Corp......  1,130,625
                                          -----------
                                            4,421,837
                                          -----------

Diversified Retail--1.21%
  80,000    Family Dollar Stores Inc. (1).  1,015,000
  37,500    Proffitts Inc.*...............    956,250
                                          -----------
                                            1,971,250
                                          -----------

Drugs & Medicine--3.32%
  45,000    Biogen Inc.*..................  2,081,250
  55,000    ICN Pharmaceuticals Inc.......    845,625
  55,000    Watson Pharmaceuticals, Inc.*.  2,478,437
                                          -----------
                                            5,405,312
                                          -----------

Electric Utilities--3.51%

  50,000    AES Corp......................  1,362,500
  55,000    Minnesota Power & Light Co....  2,340,937
 100,000    Public Service Co. of New
              Mexico......................  2,000,000
                                          -----------
                                            5,703,437
                                          -----------

Electrical Equipment--2.50%
 107,600    Pairgain Technologies Inc.*...    948,225
  66,000    SCI Systems Inc.*.............  1,513,875
  38,900    Solectron Corp.*..............  1,607,056
                                          -----------
                                            4,069,156
                                          -----------

Environmental Services--1.84%
  65,000    Allied Waste Industries Inc.*.  1,235,000
  39,900    Waste Management Inc.*........  1,760,588
                                          -----------
                                            2,995,588
                                          -----------

Financial Services--2.71%
  77,000    C.I.T. Group Inc..............  1,977,938
  81,032    Mutual Risk Management
              Ltd(1)......................  2,430,960
                                          -----------
                                            4,408,898
                                          -----------

Forest Products, Paper--1.20%
  33,000    United Stationers Inc.*.......  1,955,250
                                          -----------

Food Retail--1.65%
 260,000    Food Lion Inc.*...............  2,681,250
                                          -----------

Freight, Air, Sea & Land--0.90%
  75,000    Airbourne Freight Corp........  1,462,500
                                          -----------

Household Products--0.81%
  50,000    Premark International Inc.....  1,321,875
                                          -----------

PAINEWEBBER MID CAP FUND

  Number of
   Shares                                      Value
   ------                                      -----

COMMON STOCK--(continued)


Industrial Parts--1.88%

  40,000    American Standard Companies
              Inc (1)...................   $1,565,000
  30,000    SPX Corp.* (1)..............    1,492,500
                                          -----------
                                            3,057,500
                                          -----------

Industrial Services/Supplies--2.92%
  80,000    Avis Rental  Inc.*..........    1,255,000
  35,000    Borg Warner Automotive
              Inc. (1)..................    1,417,500
 100,000    Viad Corp...................    2,075,000
                                          -----------
                                            4,747,500
                                          -----------

Information & Computer Services--6.05%
  51,900    A.C. Nielson Corp.*.........    1,041,244
  25,000    America Online Inc.*........    2,048,437
   1,000    Broadcast Common Inc........       37,875
  34,400    Cambridge Technology .......
              Partners*.................    1,118,000
  21,300    Computer Sciences Corp.*....    1,204,781
  28,950    Concord EFS Inc.*...........      571,762
  38,850    Fiserv Inc.*................    1,515,150
   1,000    Geocities*..................       18,063
  78,000    HBO & Co....................    1,657,500
  28,800    Sylvan Learning Systems
              Inc.*.....................      615,600
                                          -----------
                                            9,828,412
                                          -----------

Leisure--0.70%
  75,000    Family Golf Centers
              Inc.* (1).................    1,134,375
                                          -----------

Life Insurance--2.99%
  40,000    Conseco Inc.................    1,105,000
  73,000    Protective Life Corp........    2,253,875
  30,000    Reinsurance Group of
              America, Inc..............    1,500,000
                                          -----------
                                            4,858,875
                                          -----------

Long Distance & Phone Companies--1.06%
  41,992    WorldCom, Inc.*.............    1,719,048
                                          -----------

Manufacturing--General--0.89%
  85,700    Mettler Toledo International
              Inc.*.....................    1,446,188
                                          -----------

Manufacturing--High Technology--0.33%
  30,000    ASM Lithography Holdings
              N.V.* (1).................      528,750
                                          -----------

Media--3.40%
  40,000    Chancellor Media Corp.*.....    1,427,500
  31,200    Comcast Corp................    1,166,100
  88,800    Tele-Communications, Inc.*..    2,930,400
                                          -----------
                                            5,524,000
                                          -----------

Medical Products--0.96%
  25,300    Guidant Corp................    1,562,275
                                          -----------

Mining & Metals--2.10%
  29,000    Martin Marietta Inc.........   $1,236,125
  60,000    Texas Industries Inc........    2,171,250
                                          -----------
                                            3,407,375
                                          -----------

Motor Vehicles--2.68%
  40,000    Dura Automotive Systems,
              Inc.*.....................      880,000
  50,000    Federal Mogul Corp..........    2,668,750
  20,000    Lear Corp.*.................      811,250
                                          -----------
                                            4,360,000
                                          -----------

Oil Services--0.83%
  70,000    Ensco International Inc.....      735,000
  40,000    EVI Weatherford Inc.*.......      610,000
                                          -----------
                                            1,345,000
                                          -----------

Other Insurance--5.60%
  32,000    Ambac Inc...................    1,510,000
  40,000    Executive Risk Inc..........    1,440,000
  42,300    First American Financial
              Corp......................    1,089,225
  50,000    Fremont General Corp........    2,137,500
  38,300    MGIC Investment Corp........    1,589,450
  35,920    Orion Capital Corp..........    1,338,020
                                          -----------
                                            9,104,195
                                          -----------
Real Property--0.57%
  40,000    Masco Corp..................      920,000
                                          -----------

Restaurants--1.95%
  80,000    Brinker International
              Inc.*.....................    1,370,000
  60,000    Outback Steakhouse Inc.*....    1,803,750
                                          -----------
                                            3,173,750
                                          -----------

Semiconductor--2.17%
  31,300    Maxim Integrated Productions
              Inc.*.....................      860,750
  41,000    Micron Technology, Inc......      932,750
  43,600    Uniphase Corp.*.............    1,741,275
                                          -----------
                                            3,534,775
                                          -----------

Specialty Retail--5.34%
  60,000    Bed, Bath & Beyond Inc.*....    1,083,750
  85,000    Central Garden & Pet Co.*...    1,200,625
  80,000    Claire's Stores Inc.........    1,200,000
  50,000    Lowe's Companies Inc........    1,753,125
  40,000    Office Depot Inc.* (1)......    1,020,000
  50,000    Williams Sonoma Inc.*.......    1,275,000
  50,000    Zale Corp.*.................    1,150,000
                                          -----------
                                            8,682,500
                                          -----------

PAINEWEBBER MID CAP FUND

  Number of
   Shares                                      Value
   ------                                      -----

COMMON STOCK--(concluded)

Telecommunications--0.91%
 110,000    Advanced Fibre
              Communications*........... $    783,750
  39,000    Global Crossing Ltd.*.......      692,250
                                          -----------
                                            1,476,000
                                          -----------

Thrift--1.69%
  65,000    Dime Bancorp Inc............    1,235,000
  60,000    Greenpoint Financial Corp...    1,511,250
                                          -----------
                                            2,746,250
                                          -----------

Tobacco--1.45%
  75,000    Universal Corp.............. $  2,362,500
                                          -----------

Total Common Stock
(cost--$174,943,054)....................  152,697,793
                                          -----------



Principal
 Amount                                                                             Maturity             Interest
  (000)                                                                              Dates                Rates
  -----                                                                              -----                -----
Repurchase Agreements--6.76%

$  5,992    Repurchase Agreement dated 08/31/98 with Dresdner Bank,
            collateralized by $4,271,000 U.S. Treasury Bonds, 8.750%
            due 05/15/20 (value--$6,112,741); proceeds: $5,992,952................. 09/01/98              5.720%          5,992,000
   5,000    Repurchase Agreement dated 08/31/98 with Salomon Smith Barney, collateralized by $3,365,000 U.S. Treasury Bonds, 12.000% due
            08/15/13 (value--$5,106,051); proceeds: $5,000,792..................... 09/01/98              5.700           5,000,000
                                                                                                                       ------------
Total Repurchase Agreements (cost--$10,992,000)......................................................................    10,992,000
                                                                                                                       ------------
Total Investments (cost--$185,935,054)--100.69%......................................................................   163,689,793
Liabilities in excess of other assets--(0.69)%.......................................................................    (1,121,953)
                                                                                                                       ------------
Net Assets--100.00%..................................................................................................  $162,567,840
                                                                                                                       ============

----------------------

*    Non-income producing security

(1)  Security, or portion thereof, was on loan at August 31, 1998.


               See accompanying notes to financial statements

PAINEWEBBER MID CAP FUND

STATEMENT OF ASSETS AND LIABILITIES                              AUGUST 31, 1998

Assets:
Investments in securities, at value (cost--$185,935,054)........................................   $ 163,689,793
Investments of cash collateral for securities loaned, at value
  (cost--$12,018,800)...........................................................................      12,018,800
Receivable for investments sold.................................................................       1,621,647
Dividends and interest receivable...............................................................         105,917
Receivable for fund shares sold.................................................................          34,854
Other assets....................................................................................          43,298
                                                                                                   -------------
Total assets....................................................................................     177,514,309
                                                                                                   -------------

Liabilities:
Collateral for securities loaned................................................................      12,018,800
Payable for investments purchased...............................................................       2,078,109
Payable for fund shares repurchased.............................................................         454,141
Payable to affiliates...........................................................................         268,931
Accrued expenses and other liabilities..........................................................         126,488
                                                                                                   -------------
Total liabilities...............................................................................      14,946,469
                                                                                                   -------------

Net Assets:
Beneficial interest shares of $0.001 par value outstanding......................................     172,509,331
Accumulated net realized gains from investments.................................................      12,303,770
Net unrealized depreciation of investments......................................................     (22,245,261)
                                                                                                   -------------
Net assets......................................................................................   $ 162,567,840
                                                                                                   =============

Class A:
Net assets......................................................................................   $  90,649,781
                                                                                                   -------------
Shares outstanding..............................................................................      11,378,816
                                                                                                   -------------
Net asset and redemption value per share........................................................   $        7.97
                                                                                                   =============
Maximum offering price per share (net asset value plus sales
charge of 4.50% of offering price)..............................................................   $        8.35
                                                                                                   =============

Class B:
Net assets......................................................................................   $  54,978,174
                                                                                                   -------------
Shares outstanding..............................................................................       6,885,222
                                                                                                   -------------
Net asset value and offering price per share....................................................   $        7.99
                                                                                                   =============

Class C:
Net assets......................................................................................   $  16,874,646
                                                                                                   -------------
Shares outstanding..............................................................................       2,325,519
                                                                                                   -------------
Net asset value and offering price per share....................................................   $        7.26
                                                                                                   =============

Class Y:
Net assets......................................................................................   $      65,239
                                                                                                   -------------
Shares outstanding..............................................................................           8,188
                                                                                                   -------------
Net asset value, offering price, and redemption value per share.................................   $        7.97
                                                                                                   =============

               See accompanying notes to financial statements

PAINEWEBBER MID CAP FUND

STATEMENT OF OPERATIONS


                                                                                      For the Five       For the
                                                                                      Months Ended      Year Ended
                                                                                     August 31, 1998  March 31, 1998
                                                                                     ---------------  --------------
Investment income:
Dividends (net of withholding tax of $4,197 and $4,366, respectively)..............  $     446,683     $    505,353
Interest...........................................................................        385,597          437,622
                                                                                     -------------     ------------
                                                                                           832,280          942,975
                                                                                     -------------     ------------

Expenses:
Investment advisory and administration fees........................................        964,741        2,680,122
Service fees--Class A..............................................................        130,218          231,601
Service and distribution fees--Class B.............................................        345,115        1,478,236
Service and distribution fees--Class C.............................................         98,551          269,903
Transfer agency and service fees...................................................         91,165          235,590
Custody and accounting.............................................................         60,490          165,724
Legal and audit....................................................................         43,239           96,895
Reports and notices to shareholders................................................         35,600           91,886
Federal and state registration fees................................................         16,210           98,148
Trustees' fees.....................................................................          7,200           10,500
Other expenses.....................................................................          4,178           36,493
                                                                                     -------------     ------------
                                                                                         1,796,707        5,395,098
                                                                                     -------------     ------------
Net investment loss................................................................       (964,427)      (4,452,123)
                                                                                     -------------     ------------


Realized and unrealized gains (losses) from investment transactions:
Net realized gains from investment transactions....................................     50,055,407       58,100,065
Net change in unrealized appreciation/depreciation of investments..................   (113,176,825)      35,069,089
                                                                                     -------------     ------------

Net realized and unrealized gains (losses) from investment transactions............    (63,121,418)      93,169,154
                                                                                     -------------     ------------

Net increase (decrease) in net assets resulting from operations....................  $ (64,085,845)    $ 88,717,031
                                                                                     =============     ============

               See accompanying notes to financial statements

PAINEWEBBER MID CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            For the Years Ended
                                                                           For the Five          March 31,
                                                                           Months Ended     ----------------------
                                                                          August 31, 1998      1998         1997
                                                                          --------------     --------     ---------
From operations:
Net investment loss .................................................    $     (964,427)  $  (4,452,123) $  (4,625,849)
Net realized gains from investment transactions......................        50,055,407      58,100,065     43,647,978
Net change in unrealized appreciation/depreciation of investments....      (113,176,825)     35,069,089    (39,065,630)
                                                                         --------------   -------------  -------------
Net increase (decrease) in net assets resulting from operations......       (64,085,845)     88,717,031        (43,501)
                                                                         --------------   -------------  -------------

Distributions to shareholders from:
Net realized gains from investment transactions--Class A.............       (33,325,298)    (19,367,061)   (11,486,154)
Net realized gains from investment transactions--Class B.............       (21,180,778)    (29,491,494)   (21,420,626)
Net realized gains from investment transactions--Class C.............        (6,615,466)     (5,842,338)    (4,124,987)
Net realized gains from investment transactions--Class Y.............           (10,624)         --            --
                                                                         --------------   -------------  -------------
Total distributions to shareholders..................................       (61,132,166)    (54,700,893)   (37,031,767)
                                                                         --------------   -------------  -------------

From beneficial interest transactions:

Net proceeds from the sale of shares.................................        32,729,553      37,895,804     49,527,172
Cost of shares repurchased...........................................       (75,586,995)    (87,095,316)   (72,555,703)
Proceeds from dividends reinvested...................................        58,037,907      51,574,852     35,137,523
                                                                         --------------     -----------  -------------
Net increase in net assets from beneficial interest transactions.....        15,180,465       2,375,340     12,108,992
                                                                         --------------   -------------  -------------

Net increase (decrease) in net assets................................      (110,037,546)     36,391,478    (24,966,276)
                                                                         --------------   -------------  -------------

Net assets:
Beginning of period..................................................       272,605,386     236,213,908    261,180,184
                                                                         --------------   -------------  -------------

End of period (including undistributed net investment income
of $629 at March 31, 1997)...........................................    $  162,567,840   $ 272,605,386  $ 236,213,908
                                                                         ==============   =============  =============

               See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Mid Cap Fund (the "Fund", which prior to May 1, 1998 was known as the PaineWebber Capital Appreciation Fund) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund is a series of PaineWebber Managed Assets Trust (the "Trust") which is organized under Massachusetts law by a Declaration of Trust. At a meeting held on August 19, 1998, the Trust's board of trustees elected to change the Trust's fiscal year end from March 31st to August 31st, effective August 31, 1998.

   The Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to its service and/or distribution plan.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities which are listed on stock exchanges are valued at the last sales price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), and investment adviser and administrator of the Fund. Prior to May 1, 1998, when Mitchell Hutchins assumed the day to day management responsibility, Denver Investment Advisors, LLC, served as the Fund's sub-adviser. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sales price, or last bid price available if no sale occurs on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair values of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities for which market quotations are not readily available including restricted securities subject to limitations as to their sale are valued at fair value as determined in good faith by, or under the direction of the Fund's board of trustees.

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified costs of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   The Fund invests primarily in equity securities of medium-sized companies, which may entail greater market volatility and risks of adverse financial developments than is the case for securities of larger companies. In addition, the Fund has the ability to invest in U.S. dollar-denominated foreign equity securities and the ability to use options and futures contracts also entail special risks.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 1.00%, of the Fund's average daily net assets. At August 31, 1998, Mid Cap Fund owed Mitchell Hutchins $168,240 in investment advisory and administration fees.

   Prior to May 1, 1998, Denver Investment Advisors served as the sub-adviser to the Mid Cap Fund pursuant to a sub- advisory contract with Mitchell Hutchins. Mitchell Hutchins (not the Fund) paid Denver a monthly fee in an amount equal to 50% of the fee paid to Mitchell Hutchins under the Advisory Contract.

   For the five months ended August 31, 1998 and the year ended March 31, 1998, Mid Cap Fund paid no brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At August 31, 1998, Mid Cap Fund owed Mitchell Hutchins $97,418 in service and distribution fees.

NOTES TO FINANCIAL STATEMENTS

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the five months ended August 31, 1998 and the year ended March 31, 1998, it earned $109,534 and $288,384, respectively, in sales charges.

SECURITY LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, which received $8,609 and $2,859, respectively, in compensation from the Fund for the five months ended August 31, 1998 and the year ended March 31, 1998. At August 31, 1998, Mid Cap Fund owed PaineWebber $3,273 in compensation as security lending agent.

   As of August 31, 1998, the Fund's custodian held cash and cash equivalents having an aggregate value of $12,018,800 as collateral for portfolio securities loaned having a market value of $10,763,500 which was invested in the following money market funds:

    Number of
     Shares                                                            Value
     ------                                                            -----

   9,141,530   Liquid Assets Portfolio........................    $   9,141,530
   2,446,356   Prime Portfolio................................        2,446,356
     430,914   TempFund Portfolio.............................          430,914
                                                                  -------------
               Total investments in cash collateral for
               securities loaned (cost--$12,018,800)..........    $  12,018,800
                                                                  =============

BANK LINE OF CREDIT

   The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. For the five months ended August 31, 1998 and the year ended March 31, 1998, the Fund did not borrow under the Facility.

NOTES TO FINANCIAL STATEMENTS


TRANSFER AGENCY RELATED SERVICE FEES

   Prior to August 1, 1997, the Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the four months ended July 31, 1997, PaineWebber earned $28,077 from the Fund. PaineWebber provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the five months ended August 31, 1998 and for the period August 1, 1997 through March 31, 1998, PaineWebber received approximately 56% of the total service fees collected by PFPC, Inc.


INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at August 31, 1998 was substantially the same as the cost of securities for financial statement purposes.

   At August 31, 1998, the components of net unrealized depreciation of investments were as follows:

  Gross appreciation (investments having an excess of value
     over cost)................................................   $  14,365,244
  Gross depreciation (investments having an excess of cost
     over value)................................................    (36,610,505)
                                                                  --------------
  Net unrealized depreciation of investments....................   $(22,245,261)
                                                                  ==============

   For the five months ended August 31, 1998, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $173,575,877 and $221,729,620, respectively.


FEDERAL TAX STATUS

   The Fund intends to distribute substantially all of their taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   To reflect reclassifications arising from permanent "book/tax" differences for the five months ended August 31, 1998, undistributed net investment loss was increased by $964,427 and beneficial interest was decreased by $964,427 to reclassify the accumulated operating loss for the five months ended August 31, 1998.

NOTES TO FINANCIAL STATEMENTS

BENEFICIAL INTEREST

   There was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                          Class A                   Class B                  Class C                   Class Y
                                   --------------------      ---------------------     ---------------------     ------------------
                                    Shares     Amount         Shares       Amount       Shares      Amount        Shares   Amount
                                   --------  ----------      --------   ----------     ---------   ---------     -------   --------
For the Five Months
  Ended August 31, 1998

Shares sold.................      2,182,101  $24,315,812       354,492  $  3,832,818     383,808   $ 4,499,817     7,738   $ 81,106
Shares repurchased..........     (4,267,087) (50,849,996)   (1,267,833)  (16,289,937)   (687,258)   (8,417,661)   (2,894)   (29,401)
Shares converted from
  Class B to Class A........      3,641,925   52,669,649    (3,596,252)  (52,669,649)         --            --        --         --
Dividends reinvested              3,041,806   31,817,286     1,903,180    19,983,663     652,656     6,226,334     1,016     10,624
                                 ----------  -----------   -----------  ------------   ---------   -----------   -------   --------
Net increase (decrease).....      4,598,745  $57,952,751    (2,606,413) $(45,143,105)    349,206   $ 2,308,490     5,860   $ 62,329
                                  =========  ===========   ===========  ============   =========   ===========   =======   ========

For the Year Ended
  March 31, 1998

Shares sold.................      1,152,078  $18,144,195       435,394  $  7,043,465     876,575   $12,661,915     3,103   $ 46,229
Shares repurchased..........     (2,175,121) (33,257,452)   (2,312,967)  (35,407,408) (1,284,257)  (18,418,905)     (775)   (11,551)
Shares converted from
  Class B to Class A........        658,362   10,279,880      (653,737)  (10,279,880)         --            --        --         --
Dividends reinvested........      1,422,364   18,376,942     2,125,930    27,658,352     455,931     5,539,558        --         --
                                 ----------  -----------   -----------  ------------   ---------   -----------   -------   --------
Net increase (decrease).....      1,057,683  $13,543,565      (405,380) $(10,985,471)     48,249   $  (217,432)    2,328   $ 34,678
                                  =========  ===========   ===========  ============   =========   ===========   =======   ========

For the Year Ended
  March 31, 1997

Shares sold.................      1,503,465  $24,453,506       836,560  $ 13,630,373     750,047   $11,443,293
Shares repurchased..........     (1,739,943) (28,153,504)   (1,892,839)  (30,262,849)   (929,189)  (14,139,350)
Shares converted from
  Class B to Class A........        303,527    4,759,952      (299,572)   (4,759,952)         --            --
Dividends reinvested........        750,634   10,974,277     1,361,871    20,169,309     284,672     3,993,937
                                 ----------  -----------   -----------  ------------   ---------   -----------
Net increase (decrease).....        817,683  $12,034,231         6,020  $ (1,223,119)    105,530   $ 1,297,880
                                  =========  ===========   ===========  ============   =========   ===========

PAINEWEBBER MID CAP FUND

FINANCIAL HIGHLIGHTS
Selected data for a beneficial interest outstanding throughout each period is presented below:



                                                                                              Class A
                                                                  -------------------------------------------------------------
                                                                    For the
                                                                     Five
                                                                    Months
                                                                    Ended               For the Years Ended March 31,
                                                                   August 31,    -----------------------------------------------
                                                                     1998#       1998        1997      1996        1995     1994
                                                                     -----       ----        ----      ----        ----     ----

Net asset value, beginning of period ...........................  $   15.00     $  13.44   $  15.61   $ 12.81    $  11.6   $ 10.53
                                                                  ---------     --------   --------   -------    -------   -------
Net investment loss.............................................      (0.03)       (0.13)     (0.17)    (0.16)     (0.09)    (0.09)
Net realized and unrealized gains (losses) from investments.....      (3.15)        5.15       0.32      3.71       1.29      1.21
                                                                  ---------     --------   --------   -------    -------   -------
Net increase (decrease) from investment operations..............      (3.18)        5.02       0.15      3.55       1.20      1.12
                                                                  ---------     --------   --------   -------    -------   -------
Distributions from net realized gains from investments..........      (3.85)       (3.46)     (2.32)    (0.75)     (0.04)       --
                                                                  ---------     --------   ---------  -------    -------   -------
Net asset value, end of period..................................  $    7.97     $  15.00   $  13.44   $ 15.61    $ 12.81   $ 11.65
                                                                  =========     ========   ========   =======    =======   =======

Total investment return (1).....................................     (27.31)%      41.50%     (0.21)%   28.16%     10.36%   10.64%
                                                                  =========     ========   ========   =======    =======   =======

Ratios/Supplemental Data:
Net assets, end of period (000's)...............................  $  90,650     $101,698   $ 76,909   $76,558    $62,673   $58,523
Expenses to average net assets..................................       1.48%*       1.51%      1.60%     1.58%      1.58%     1.54%
Net investment loss to average net assets.......................      (0.61)%*     (1.16)%    (1.20)%   (1.11)%    (0.79)%   (0.84)%
Portfolio turnover..............................................         80%          64%        56%      57%        42%       60%

---------------------

*    Annualized

# Effective May 1, 1998, Mitchell Hutchins took over day-to-day management of the Fund's assets.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for period of less than one year has not been annualized.

PAINEWEBBER MID CAP FUND

FINANCIAL HIGHLIGHTS
Selected data for a beneficial interest outstanding throughout each period is presented below:

                                                                                               Class B
                                                                  -----------------------------------------------------------------
                                                                  For the
                                                                    Five
                                                                   Months
                                                                    Ended                 For the Years Ended March 31,
                                                                  August 31,  ----------------------------------------------------
                                                                   1998#        1998       1997       1996       1995       1994
                                                                  -------     --------    -------   --------   --------   --------
Net asset value, beginning of period...........................   $ 15.07     $  13.59    $ 15.88   $  13.11   $  12.02   $  10.94
                                                                  -------     --------    -------   --------   --------   --------
Net investment loss............................................     (0.07)       (0.31)     (0.31)     (0.29)     (0.20)     (0.17)
Net realized and unrealized gains (losses) from investments....     (3.16)        5.25       0.34       3.81       1.33       1.25
                                                                  -------     --------    -------   --------   --------   --------
Net increase (decrease) from investment operations.............     (3.23)        4.94       0.03       3.52       1.13       1.08
                                                                  -------     --------    -------   --------   --------   --------
Distributions from net realized gains from investments.........     (3.85)       (3.46)     (2.32)     (0.75)     (0.04)       --
                                                                  -------     --------    -------   --------   --------   --------
Net asset value, end of period.................................   $  7.99     $  15.07    $ 13.59   $  15.88   $  13.11   $  12.02
                                                                  =======     ========    =======   ========   ========   ========

Total investment return (1)....................................    (27.54)%      40.39%     (0.99)%    27.28%      9.46%      9.87%
                                                                  =======     ========    =======   ========   ========   ========

Ratios/Supplemental Data:
Net assets, end of period (000's)..............................   $54,978     $143,058   $134,495   $157,021   $139,302   $133,828
Expenses to average net assets.................................      2.32%*       2.28%      2.36%      2.34%      2.34%      2.30%
Net investment loss to average net assets......................     (1.48)%*     (1.92)%    (1.95)%    (1.87)%    (1.56)%    (1.60)%
Portfolio turnover.............................................        80%          64%        56%        57%        42%        60%

------------------

  * Annualized

  # Effective May 1, 1998, Mitchell Hutchins took over day-to-day management of the Fund's assets.

  + Commencement of issuance of shares

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment returns for period of less than one year have not been annualized.

                                                                                     Class C
                                           ---------------------------------------------------------------------------------------
                                             For the
                                               Five
                                              Months
                                               Ended                      For the Years Ended March 31,
                                             August 31,   ------------------------------------------------------------------------
                                               1998#         1998           1997           1996           1995             1994
                                            ----------       ----           ----           ----           ----             ----
Net asset value, beginning
  of period...........................     $   14.07      $    12.87     $    15.14     $    12.54      $   11.50        $  10.47
                                           ---------      ----------     ----------     ----------      ---------        --------
Net investment loss...................         (0.06)          (0.26)         (0.29)         (0.27)         (0.19)          (0.10)
Net realized and unrealized gains
  (losses) from investments...........         (2.90)           4.92           0.34           3.62           1.27            1.13
                                           ---------      ----------     ----------     ----------      ---------        --------
Net increase (decrease) from
  investment operations...............         (2.96)           4.66           0.05           3.35           1.08            1.03
                                           ---------      ----------     ----------     ----------      ---------        --------
Distributions from net realized
  gains from investments..............         (3.85)          (3.46)         (2.32)         (0.75)         (0.04)            --
                                           ---------      ----------     ----------     ----------      ---------        --------
Net asset value, end of period........     $    7.26      $    14.07     $    12.87     $    15.14      $   12.54        $  11.50
                                           =========      ==========     ==========     ==========      =========        ========
Total investment return (1)...........        (27.58)%         40.46%         (0.91)%        27.16%          9.45%           9.84%
                                           =========      ==========     ==========     ==========      =========        ========
Ratios/Supplemental Data:
Net assets, end of period (000's).....     $  16,875      $   27,814     $   24,810     $   27,601      $  24,993        $ 29,884
Expenses to average net assets........          2.28%*          2.29%          2.37%          2.36%          2.35%           2.28%
Net investment loss to average
  net assets..........................         (1.42)%*        (1.94)%        (1.97)%        (1.89)%        (1.57)%         (1.57)%
Portfolio turnover....................            80%             64%            56%            57%            42%             60%

                                                                               Class Y
                                                                       ---------------------
                                                                        For the      For the
                                                                          Five        Period
                                                                         Months      March 17,
                                                                          Ended      1998+ to
                                                                        August 31,   March 31,
                                                                          1998#        1998
                                                                          -----        ----
Net asset value, beginning of period...........................          $ 15.00     $ 14.90
                                                                         -------     -------
Net investment loss............................................            (0.01)       0.00
Net realized and unrealized gains (losses) from investments....            (3.17)       0.10
                                                                         -------     -------
Net increase (decrease) from investment operations.............            (3.18)       0.10
                                                                         -------     -------
Distributions from net realized gains from investments.........            (3.85)       --
                                                                         -------     -------
Net asset value, end of period.................................          $  7.97     $ 15.00
                                                                         =======     =======
Total investment return (1)....................................           (27.31)%      0.67%
                                                                         =======     =======

Ratios/Supplemental Data:
Net assets, end of period (000's)..............................          $    65     $    35
Expenses to average net assets.................................             1.23%*      1.22%*
Net investment loss to average net assets......................            (0.29)%*     0.00%*
Portfolio turnover.............................................               80%         64%

PAINEWEBBER MID CAP FUND

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Boards of Trustees and Shareholders
PaineWebber Mid Cap Fund

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of PaineWebber Mid Cap Fund at August 31, 1998, and the related statements of operations for the five months ended August 31, 1998 and for the year ended March 31, 1998, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at August 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Mid Cap Fund at August 31, 1998, the results of its operations for the five months ended August 31, 1998 and for the year ended March 31, 1998, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                              /s/ Ernst & Young LLP
                                             ----------------------

New York, New York
October 16, 1998

PAINEWEBBER MID CAP FUND

TAX INFORMATION (unaudited)

   We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (August 31, 1998) as to federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Fund were derived from the following sources:


      Per Share Data:
      ---------------

      Long-term capital gains:
            Taxable at 20% maximum rate ............................................  $3.8500
      Percentage of ordinary income dividends qualifying for the
            dividends received deduction available to corporate shareholders........       --

   Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

   Since the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1998. Such notifications, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1999. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                     [This Page Intentionally Left Blank]

TRUSTEES
E. Garrett Bewkes, Jr.                 Mary C. Farrell
Chairman                               Meyer Feldberg
Margo N. Alexander                     George W. Gowen
Richard Q. Armstrong                   Frederic V. Malek
Richard R. Burt                        Carl W. Schafer


PRINCIPAL OFFICERS
Margo N. Alexander                     Paul H. Schubert
President                              Vice President and Treasurer
Victoria E. Schonfeld                  Mark A. Tincher
Vice President                         Vice President
Dianne E. O'Donnell
Vice President and Secretary


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or corresponding firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
 o   High Income Fund
 o   Investment Grade Income Fund
 o   Low Duration U.S. Government Income Fund
 o   Strategic Income Fund
 o   U.S. Government Income Fund

TAX-FREE BOND FUNDS
 o   California Tax-Free Income Fund
 o   Municipal High Income Fund
 o   National Tax-Free Income Fund
 o   New York Tax-Free Income Fund

STOCK FUNDS
 o   Financial Services Growth Fund
 o   Growth Fund
 o   Growth and Income Fund
 o   Mid Cap Fund
 o   Small Cap Fund
 o   S&P 500 Index Fund
 o   Tax-Managed Equity Fund
 o   Utility Income Fund

ASSET ALLOCATION FUNDS
 o   Balanced Fund
 o   Tactical Allocation Fund

GLOBAL FUNDS
 o   Asia Pacific Growth Fund
 o   Emerging Markets Equity Fund
 o   Global Equity Fund
 o   Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
 o   Aggressive Portfolio
 o   Moderate Portfolio
 o   Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

                                 PaineWebber
                    (Copyright) 1998 PaineWebber Incorporated
                                  Member SIPC

-------------------------------------------------------------------------------

PaineWebber

-----------------------
MID CAP
FUND

ANNUAL REPORT

AUGUST 31, 1998